Net Interest Income and Average Balance Sheet and Interest Rates - Calculation of variances (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Average balance sheet and interest rates
Interest income - Change due to volume	$ 1,826	$ 1,317
Interest income - Change due to rate	(1,131)	9,278
Total change in interest income	695	10,595
Interest expense - Change due to volume	1,352	1,601
Interest expense - Change due to rate	(1,284)	8,558
Total change in interest expense	68	10,159
Net interest income - Change due to volume	474	(284)
Net interest income - Change due to rate	153	720
Total change in net interest income	627	436
Australia
Average balance sheet and interest rates
Net interest income - Change due to volume	371	(164)
Net interest income - Change due to rate	267	576
Total change in net interest income	638	412
Australia | Deposits and other borrowings
Average balance sheet and interest rates
Interest expense - Change due to volume	956	922
Interest expense - Change due to rate	(504)	4,947
Total change in interest expense	452	5,869
Australia | Deposits and other borrowings | Certificates of deposit
Average balance sheet and interest rates
Interest expense - Change due to volume	54	128
Interest expense - Change due to rate	(173)	253
Total change in interest expense	(119)	381
Australia | Deposits and other borrowings | Transactions
Average balance sheet and interest rates
Interest expense - Change due to volume	192	182
Interest expense - Change due to rate	(253)	847
Total change in interest expense	(61)	1,029
Australia | Deposits and other borrowings | Savings
Average balance sheet and interest rates
Interest expense - Change due to volume	335	278
Interest expense - Change due to rate	171	2,109
Total change in interest expense	506	2,387
Australia | Deposits and other borrowings | Term
Average balance sheet and interest rates
Interest expense - Change due to volume	375	334
Interest expense - Change due to rate	(249)	1,738
Total change in interest expense	126	2,072
Australia | Repurchase agreements
Average balance sheet and interest rates
Interest expense - Change due to volume	(150)	134
Interest expense - Change due to rate	141	244
Total change in interest expense	(9)	378
Australia | Loan capital
Average balance sheet and interest rates
Interest expense - Change due to volume	133	219
Interest expense - Change due to rate	60	144
Total change in interest expense	193	363
Australia | Other interest bearing liabilities
Average balance sheet and interest rates
Interest expense - Change due to volume	322	350
Interest expense - Change due to rate	(211)	2,030
Total change in interest expense	111	2,380
Australia | Loans
Average balance sheet and interest rates
Interest income - Change due to volume	1,583	1,337
Interest income - Change due to rate	(297)	6,364
Total change in interest income	1,286	7,701
Australia | Loans | Housing loans
Average balance sheet and interest rates
Interest income - Change due to volume	1,174	853
Interest income - Change due to rate	(629)	4,489
Total change in interest income	545	5,342
Australia | Loans | Personal loans
Average balance sheet and interest rates
Interest income - Change due to volume	46	43
Interest income - Change due to rate	(116)	(5)
Total change in interest income	(70)	38
Australia | Loans | Business loans
Average balance sheet and interest rates
Interest income - Change due to volume	363	441
Interest income - Change due to rate	448	1,880
Total change in interest income	811	2,321
Australia | Trading securities and financial assets measured at FVIS
Average balance sheet and interest rates
Interest income - Change due to volume	448	185
Interest income - Change due to rate	(56)	195
Total change in interest income	392	380
Australia | Investment securities
Average balance sheet and interest rates
Interest income - Change due to volume	658	508
Interest income - Change due to rate	298	897
Total change in interest income	956	1,405
Australia | Other interest earning assets
Average balance sheet and interest rates
Interest income - Change due to volume	(1,057)	(569)
Interest income - Change due to rate	(192)	485
Total change in interest income	(1,249)	(84)
New Zealand
Average balance sheet and interest rates
Net interest income - Change due to volume	63	24
Net interest income - Change due to rate	(110)	75
Total change in net interest income	(47)	99
New Zealand | Deposits and other borrowings
Average balance sheet and interest rates
Interest expense - Change due to volume	8	51
Interest expense - Change due to rate	(774)	705
Total change in interest expense	(766)	756
New Zealand | Deposits and other borrowings | Certificates of deposit
Average balance sheet and interest rates
Interest expense - Change due to volume		3
Interest expense - Change due to rate	(63)	2
Total change in interest expense	(63)	5
New Zealand | Deposits and other borrowings | Transactions
Average balance sheet and interest rates
Interest expense - Change due to volume	2	7
Interest expense - Change due to rate	(164)	75
Total change in interest expense	(162)	82
New Zealand | Deposits and other borrowings | Savings
Average balance sheet and interest rates
Interest expense - Change due to volume	1	11
Interest expense - Change due to rate	(240)	87
Total change in interest expense	(239)	98
New Zealand | Deposits and other borrowings | Term
Average balance sheet and interest rates
Interest expense - Change due to volume	5	30
Interest expense - Change due to rate	(307)	541
Total change in interest expense	(302)	571
New Zealand | Repurchase agreements
Average balance sheet and interest rates
Interest expense - Change due to volume	(97)	(28)
Interest expense - Change due to rate	(39)	31
Total change in interest expense	(136)	3
New Zealand | Loan capital
Average balance sheet and interest rates
Interest expense - Change due to volume	2	27
Interest expense - Change due to rate	(2)	10
Total change in interest expense		37
New Zealand | Other interest bearing liabilities
Average balance sheet and interest rates
Interest expense - Change due to volume	78	3
Interest expense - Change due to rate	232	301
Total change in interest expense	310	304
New Zealand | Loans
Average balance sheet and interest rates
Interest income - Change due to volume	86	117
Interest income - Change due to rate	(561)	1,010
Total change in interest income	(475)	1,127
New Zealand | Loans | Housing loans
Average balance sheet and interest rates
Interest income - Change due to volume	50	65
Interest income - Change due to rate	(47)	794
Total change in interest income	3	859
New Zealand | Loans | Personal loans
Average balance sheet and interest rates
Interest income - Change due to volume	1	2
Interest income - Change due to rate	3	(7)
Total change in interest income	4	(5)
New Zealand | Loans | Business loans
Average balance sheet and interest rates
Interest income - Change due to volume	35	50
Interest income - Change due to rate	(517)	223
Total change in interest income	(482)	273
New Zealand | Trading securities and financial assets measured at FVIS
Average balance sheet and interest rates
Interest income - Change due to volume	30	38
Interest income - Change due to rate	(64)	12
Total change in interest income	(34)	50
New Zealand | Investment securities
Average balance sheet and interest rates
Interest income - Change due to volume	18	10
Interest income - Change due to rate	46	43
Total change in interest income	64	53
New Zealand | Other interest earning assets
Average balance sheet and interest rates
Interest income - Change due to volume	(80)	(88)
Interest income - Change due to rate	(114)	57
Total change in interest income	(194)	(31)
Other overseas
Average balance sheet and interest rates
Net interest income - Change due to volume	40	(144)
Net interest income - Change due to rate	(4)	69
Total change in net interest income	36	(75)
Other overseas | Deposits and other borrowings
Average balance sheet and interest rates
Interest expense - Change due to volume	71	(35)
Interest expense - Change due to rate	(168)	149
Total change in interest expense	(97)	114
Other overseas | Deposits and other borrowings | Certificates of deposit
Average balance sheet and interest rates
Interest expense - Change due to volume	51	(25)
Interest expense - Change due to rate	(133)	104
Total change in interest expense	(82)	79
Other overseas | Deposits and other borrowings | Transactions
Average balance sheet and interest rates
Interest expense - Change due to volume	1
Interest expense - Change due to rate	(1)	6
Total change in interest expense		6
Other overseas | Deposits and other borrowings | Savings
Average balance sheet and interest rates
Interest expense - Change due to volume	1	(1)
Interest expense - Change due to rate		1
Total change in interest expense	1
Other overseas | Deposits and other borrowings | Term
Average balance sheet and interest rates
Interest expense - Change due to volume	18	(9)
Interest expense - Change due to rate	(34)	38
Total change in interest expense	(16)	29
Other overseas | Repurchase agreements
Average balance sheet and interest rates
Interest expense - Change due to volume	51	(1)
Interest expense - Change due to rate	(13)	1
Total change in interest expense	38
Other overseas | Other interest bearing liabilities
Average balance sheet and interest rates
Interest expense - Change due to volume	(22)	(41)
Interest expense - Change due to rate	(6)	(4)
Total change in interest expense	(28)	(45)
Other overseas | Loans
Average balance sheet and interest rates
Interest income - Change due to volume	249	7
Interest income - Change due to rate	(69)	43
Total change in interest income	180	50
Other overseas | Loans | Housing loans
Average balance sheet and interest rates
Interest income - Change due to volume	9
Interest income - Change due to rate	(10)	(1)
Total change in interest income	(1)	(1)
Other overseas | Loans | Personal loans
Average balance sheet and interest rates
Interest income - Change due to volume	1
Interest income - Change due to rate	(1)
Other overseas | Loans | Business loans
Average balance sheet and interest rates
Interest income - Change due to volume	239	7
Interest income - Change due to rate	(58)	44
Total change in interest income	181	51
Other overseas | Trading securities and financial assets measured at FVIS
Average balance sheet and interest rates
Interest income - Change due to volume	50	15
Interest income - Change due to rate	(1)	12
Total change in interest income	49	27
Other overseas | Investment securities
Average balance sheet and interest rates
Interest income - Change due to volume	42	2
Interest income - Change due to rate	31	(3)
Total change in interest income	73	(1)
Other overseas | Other interest earning assets
Average balance sheet and interest rates
Interest income - Change due to volume	(201)	(245)
Interest income - Change due to rate	(152)	163
Total change in interest income	$ (353)	$ (82)